Other financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other financial assets.
Other Current finacial assets	€ 4,647	€ 2,619
Deposits held by third parties	1,936	430
Other receivables	€ 2,711	€ 2,189